Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	¥ 84,985	¥ 109,407	¥ 114,191
Other comprehensive income-net of taxes
Net unrealized gains (losses) on securities (Notes 3 and 14)	(40,087)	(17,597)	49,205
Net unrealized gains (losses) on derivative financial instruments (Notes 12 and 14)	27	45	(116)
Pension liability adjustment (Notes 11 and 14)	6,428	7,252	(13,969)
Foreign currency translation adjustments (Note 14)	(2,703)	(13,479)	(39,342)
Total other comprehensive income	(36,335)	(23,779)	(4,222)
Comprehensive income	48,650	85,628	109,969
Comprehensive income attributable to noncontrolling interests	(2,398)	(4,066)	(786)
Comprehensive income attributable to Kyocera Corporation's shareholders	¥ 46,252	¥ 81,562	¥ 109,183